Sales and marketing expenses	3 Months Ended
Mar. 31, 2022
Sales and marketing expenses
Sales and marketing expenses

13.            Sales and marketing expenses

	Three months ended
	March 31,	March 31,
	2022	2021
Consulting	$220,540	$87,000
Marketing	1,078,749	983,416
Salaries and benefits	1,652,071	731,955
Share-based compensation expense (recovery)	(35,022)	270,816
	$2,916,338	$2,073,187